Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ (71)	$ 26
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	35	(1)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(4)	4
Gains/(losses) on hedged items	4	(4)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(1)	(1)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(1)	7
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(14)	6
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(3)	2
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ (47)	$ (17)